Schedule of future minimum lease payments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Lease payments	$ 364,883
Finance charges	(32,305)
Net present value	332,578	$ 417,743
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease payments	149,251
Finance charges	(20,582)
Net present value	128,669
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease payments	151,716
Finance charges	(10,542)
Net present value	141,174
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease payments	63,916
Finance charges	(1,181)
Net present value	62,735
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease payments
Finance charges
Net present value
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease payments
Finance charges
Net present value